Taxes - Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses carryforward		$ 280	$ 609
Allowance for credit losses		791	913
Deferred income	[1]	256	267
Intangible assets	[2]	193	155
Operating lease liabilities		1,806	4,303
Total deferred tax assets		3,326	6,247
Less: valuation allowance
Total deferred tax assets, net of valuation allowance		3,326	6,247
Net off against deferred tax liabilities		(1,892)
Net deferred tax assets		1,434	6,247
Deferred tax liabilities:
Property and equipment	[3]	41
Operating lease right-of-use assets		1,904	4,254
Deferred tax liabilities		1,945	4,254
Net off against deferred tax assets		(1,892)
Net deferred tax liabilities		$ 53	$ 4,254

[1]	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.
[2]	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.
[3]	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.